Earnings Per Share - Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Earnings attributable to BHP shareholders	$ 7,897	$ 12,921	$ 30,900
(Gain)/loss on sales of property, plant and equipment, intangibles and investments	(29)	(9)	(95)
Impairments of property, plant and equipment and intangibles	3,905	75	515
Gain on disposal of subsidiaries and operations	(915)		(840)
Exceptional items gross	6,600	340	620
Tax effect of above adjustments	(928)	(17)	(97)
Subtotal of adjustments	2,033	49	(8,684)
Headline earnings	9,930	12,970	22,216
Diluted headline earnings	$ 9,930	$ 12,970	22,216
Discontinued operations [member]
Earnings per share [line items]
Exceptional items gross			(8,167)
Gain On Petroleum Disposal [Member] | Discontinued operations [member]
Earnings per share [line items]
Exceptional items gross			$ (8,167)